Components of Other Operating Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Business Promotion	$ 87.8	$ 82.1	$ 81.0
FDIC Insurance Premiums	25.4	29.3	33.9
Staff Related	41.9	37.6	37.4
Other Expenses	107.5	100.6	103.3
Total Other Operating Expense	282.9	267.1	270.0
Other Intangible Assets
Component of Operating Other Cost and Expense [Line Items]
Other Intangibles Amortization	$ 20.3	$ 17.5	$ 14.4